Other expenses	12 Months Ended
Dec. 31, 2023
Other Expenses
Other expenses

15    Other expenses

	Year Ended December 31,
	2021	2022	2023	2023
	S$’000	S$’000	S$’000	US$’000

Information technology expenses	1,006	1,124	1,230	932
Legal and professional fees	392	437	496	376
Marketing and advertising	266	1,948	2,441	1,850
Rental	64	315	23	17
Others	63	171	99	76
	1,791	3,995	4,289	3,251

RYDE GROUP LTD

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS